Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Current tax expense
Current tax year	$ (1,834)	$ (1,556)
Deferred tax (expense)/income	168	136
Income tax expense	$ (1,666)	$ (1,420)